Bank Loans and Other Borrowings (Details)																		1 Months Ended							4 Months Ended	6 Months Ended					8 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended				16 Months Ended	18 Months Ended
	Nov. 07, 2025 CNY (¥)	Mar. 26, 2025 CNY (¥)	Sep. 10, 2024	Sep. 09, 2024 CNY (¥)	Jul. 18, 2024 CNY (¥)	May 29, 2024 USD ($)	Jan. 18, 2024 CNY (¥)	Jan. 08, 2024 CNY (¥)	Dec. 27, 2023 USD ($)	Nov. 15, 2023 CNY (¥)	Sep. 12, 2023 CNY (¥)	Jul. 20, 2023 CNY (¥)	May 29, 2023 CNY (¥)	Nov. 08, 2022 CNY (¥)	Mar. 16, 2022 CNY (¥)	Sep. 13, 2021 CNY (¥)	Jul. 12, 2021 CNY (¥)	Sep. 13, 2024 CNY (¥)	May 17, 2024 CNY (¥)	Apr. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Feb. 28, 2024 USD ($)	Sep. 18, 2023 CNY (¥)	Sep. 14, 2023 CNY (¥)	Dec. 05, 2024 CNY (¥)	Jan. 16, 2025 CNY (¥)	Jan. 15, 2025 USD ($)	Jan. 07, 2025 CNY (¥)	Nov. 13, 2024 CNY (¥)	Jan. 16, 2024 CNY (¥)	Nov. 15, 2023 CNY (¥)	Mar. 20, 2025 CNY (¥)	Mar. 20, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2024 CNY (¥)	Feb. 14, 2025 CNY (¥)	Jan. 13, 2023 CNY (¥)	Mar. 16, 2022 USD ($)
Bank Loans and Other Borrowings [Line Items]
Credit facility maximum borrowings																																		¥ 3,600,000
Credit facility amount					¥ 712,400
Interest rate during the period		5.00%
Repayment of credit facility				¥ 38,200,000																																		¥ 11,600,000
Interest expense																																		16,700,000		¥ 47,500,000	¥ 32,000,000
R-Bridge Healthcare Fund, LP [Member]
Bank Loans and Other Borrowings [Line Items]
Credit facility maximum borrowings | $																																									$ 40,000,000
LakeShore Group [Member]
Bank Loans and Other Borrowings [Line Items]
Outstanding amount of credit facility																																		5,800,000	$ 800,000
China Guangfa Bank Co., Ltd. [Member]
Bank Loans and Other Borrowings [Line Items]
Credit facility maximum borrowings																¥ 100,000,000																¥ 311,400,000	¥ 311,400,000
Term of credit facility																3 years
Interest rate during the period																																5.00%
Repayment of credit facility																												¥ 900,000
Outstanding amount of credit facility																																		38,400,000	5,400,000
China Guangfa Bank Co., Ltd. [Member] | LakeShore Group [Member]
Bank Loans and Other Borrowings [Line Items]
Outstanding amount of credit facility																																		¥ 3,600,000	$ 500,000
Shanghai Pudong Development Bank Co., Ltd. [Member]
Bank Loans and Other Borrowings [Line Items]
Credit facility maximum borrowings																	¥ 140,000,000
Term of credit facility																	3 years																	1 year	1 year
Credit facility amount											¥ 85,000,000								¥ 19,800,000
Repayment of credit facility																																	¥ 45,000,000
Outstanding amount of credit facility																																		¥ 17,300,000	$ 2,400,000
Due amount of credit facility																																		13,800,000	1,900,000
China CITIC Bank Shenyang Tiexi Branch [Member]
Bank Loans and Other Borrowings [Line Items]
Credit facility maximum borrowings							¥ 4,400,000	¥ 4,500,000		¥ 6,900,000																					¥ 6,900,000									¥ 40,000,000
Interest rate during the period								4.55%		4.55%
Repayment of credit facility						$ 12,400,000																							¥ 1,400,000										¥ 22,700,000
China CITIC Bank Shenyang Tiexi Branch [Member] | LakeShore Group [Member]
Bank Loans and Other Borrowings [Line Items]
Interest rate during the period							4.55%
Repayment of credit facility																										¥ 880,000
China Construction Bank Shenyang Heping Branch [Member]
Bank Loans and Other Borrowings [Line Items]
Credit facility maximum borrowings												¥ 712,400
Term of credit facility												1 year
Credit facility amount																															¥ 43,800,000
Interest rate during the period												3.90%																			4.00%
Repayment of credit facility																									¥ 39,000,000
Outstanding amount of credit facility | $																																			700,000
China Construction Bank Shenyang Heping Branch [Member] | LakeShore Group [Member]
Bank Loans and Other Borrowings [Line Items]
Outstanding amount of credit facility																																		4,800,000
Zhongguancun Technology Leasing Co., Ltd [Member]
Bank Loans and Other Borrowings [Line Items]
Credit facility maximum borrowings														¥ 26,000,000
Interest rate during the period														5.00%
Repayment of credit facility | $																																			8,700,000
Zhongguancun Technology Leasing Co., Ltd [Member] | Forecast [Member]
Bank Loans and Other Borrowings [Line Items]
Repayment of credit facility	¥ 722,230
Zhongguancun Technology Leasing Co., Ltd [Member] | LakeShore Group [Member]
Bank Loans and Other Borrowings [Line Items]
Repayment of credit facility																																		722,222
China CITIC Bank Shenyang Tiexi Branch [Member] | LakeShore Group [Member]
Bank Loans and Other Borrowings [Line Items]
Outstanding amount of credit facility																																		5,500,000	800,000
China CITIC Bank Shenyang Tiexi Branch [Member] | LakeShore Group [Member]
Bank Loans and Other Borrowings [Line Items]
Outstanding amount of credit facility																																		3,500,000	500,000
Industrial Bank Shenyang Branch [Member]
Bank Loans and Other Borrowings [Line Items]
Credit facility maximum borrowings																							¥ 29,800,000	¥ 20,000,000
Term of credit facility													3 years										1 year	3 years
Interest rate during the period													4.80%										4.00%	4.25%
Repayment of credit facility																		¥ 29,800,000
Industrial Bank Shenyang Branch [Member] | LakeShore Group [Member]
Bank Loans and Other Borrowings [Line Items]
Credit facility maximum borrowings		¥ 3,600,000
Outstanding amount of credit facility																																		3,600,000	500,000
R-Bridge Healthcare Fund, LP [Member]
Bank Loans and Other Borrowings [Line Items]
Credit facility maximum borrowings															¥ 274,868,000
Interest rate during the period															4.00%
Repayment of credit facility | $																				$ 18,100,000	$ 10,000,000	$ 15,000,000													40,000,000
Repaying loan (in Dollars) | $									$ 40,000,000
Accrued interest (in Dollars) | $																																			3,100,000
Minsheng Bank Shenyang Huanghe Street Branch [Member]
Bank Loans and Other Borrowings [Line Items]
Credit facility maximum borrowings																														¥ 30,000,000
Interest rate during the period																														4.00%
Repayment of credit facility | $																											$ 30,000,000
Outstanding amount of credit facility																																		20,000,000	$ 2,800,000
CITIC Financial Leasing Co., Ltd [Member]
Bank Loans and Other Borrowings [Line Items]
Credit facility maximum borrowings													¥ 40,000,000
Beijing Huarui Jingkai Real Estate Co., Ltd [Member] | LakeShore Group [Member]
Bank Loans and Other Borrowings [Line Items]
Credit facility maximum borrowings																																		¥ 311,400,000
Interest rate during the period																																		5.00%	5.00%
Outstanding amount of credit facility																																		¥ 311,400,000	$ 43,400,000
Minimum [Member] | China Guangfa Bank Co., Ltd. [Member]
Bank Loans and Other Borrowings [Line Items]
Interest rate during the period			4.00%
Maximum [Member] | China Guangfa Bank Co., Ltd. [Member]
Bank Loans and Other Borrowings [Line Items]
Interest rate during the period			4.50%